Provisions, including post-retirement benefits - Summary of Provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	$ 15,103	$ 13,608
Adjustment to opening balance on transition to new accounting standard(d)				$ 0	$ (66)
Restated opening balance				15,103	13,542
Adjustment on currency translation	890	65
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	141	840
– change in discount rate	816	0
Charged/(credited) to profit:
– increases to existing and new provisions	1,074	850
– change in discount rate	140	0
– unused amounts reversed	(299)	(100)
– exchange losses on provisions	(22)	3
– amortisation of discount	377	387
Utilised in year	(774)	(744)
Actuarial losses recognised in equity	250	235
Transfers and other movements	(31)	25
Provisions (including post-retirement benefits) at ending balance	17,665	15,103
Balance sheet analysis:
Current			$ 1,729	1,399
Non-current			15,936	13,704
Total	15,103	15,103	17,665	15,103	$ 13,608
Pensions and post retirement healthcare
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	2,714
Adjustment to opening balance on transition to new accounting standard(d)				0
Restated opening balance				2,714
Adjustment on currency translation	83
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	0
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	200
– change in discount rate	0
– unused amounts reversed	0
– exchange losses on provisions	0
– amortisation of discount	0
Utilised in year	(192)
Actuarial losses recognised in equity	250
Transfers and other movements	0
Provisions (including post-retirement benefits) at ending balance	3,055	2,714
Balance sheet analysis:
Current			70
Non-current			2,985
Total	3,055	2,714	3,055	2,714
Other employee entitlements
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	354
Adjustment to opening balance on transition to new accounting standard(d)				0
Restated opening balance				354
Adjustment on currency translation	34
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	0
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	127
– change in discount rate	0
– unused amounts reversed	(19)
– exchange losses on provisions	0
– amortisation of discount	0
Utilised in year	(77)
Actuarial losses recognised in equity	0
Transfers and other movements	0
Provisions (including post-retirement benefits) at ending balance	419	354
Balance sheet analysis:
Current			327
Non-current			92
Total	419	354	419	354
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	11,090
Adjustment to opening balance on transition to new accounting standard(d)				0
Restated opening balance				11,090
Adjustment on currency translation	736
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	130
– change in discount rate	816
Charged/(credited) to profit:
– increases to existing and new provisions	562
– change in discount rate	138
– unused amounts reversed	(123)
– exchange losses on provisions	(21)
– amortisation of discount	373
Utilised in year	(366)
Actuarial losses recognised in equity	0
Transfers and other movements	0
Provisions (including post-retirement benefits) at ending balance	13,335	11,090
Balance sheet analysis:
Current			777
Non-current			12,558
Total	11,090	11,090	13,335	11,090
Other
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	945
Adjustment to opening balance on transition to new accounting standard(d)				0
Restated opening balance				945
Adjustment on currency translation	37
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	11
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	185
– change in discount rate	2
– unused amounts reversed	(157)
– exchange losses on provisions	(1)
– amortisation of discount	4
Utilised in year	(139)
Actuarial losses recognised in equity	0
Transfers and other movements	(31)
Provisions (including post-retirement benefits) at ending balance	856	945
Balance sheet analysis:
Current			555
Non-current			301
Total	$ 856	$ 945	$ 856	$ 945